Parent Entity Financial Information - Summary of Parent Entity Financial Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	$ 69,837	$ 148,227
Total Assets	662,142	744,717
Current Liabilities	51,373	94,273
Total Liabilities	165,098	163,320
Equity
Issued Capital	1,165,309	1,163,153
Reserves
(Accumulated losses)/retained earnings	(738,916)	(647,569)
Total Equity	497,044	581,397	$ 549,326	$ 481,052
Loss for the period	(91,347)	(98,811)	(77,940)
Total comprehensive loss for the period	(91,578)	(100,126)	$ (77,240)
Parent
Disclosure Of Parent Entity Financial Information [Line Items]
Current Assets	4,948	21,135
Total Assets	853,380	943,030
Current Liabilities	7,025	9,136
Total Liabilities	13,227	13,904
Equity
Issued Capital	1,165,323	1,163,165
Reserves
Foreign Currency Translation Reserve	(227,441)	(150,306)
Share Options Reserve	82,619	77,310
Warrant Reserve	12,969	12,969
(Accumulated losses)/retained earnings	(193,317)	(174,012)
Total Equity	840,153	929,126
Loss for the period	(19,305)	(27,436)
Total comprehensive loss for the period	$ (19,305)	$ (27,436)